Financial Instruments - Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities (Detail)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2014 Carrying value [Member] USD ($)	Mar. 31, 2013 Carrying value [Member] USD ($)	Mar. 31, 2014 Fair value [Member] USD ($)	Mar. 31, 2013 Fair value [Member] USD ($)
Current financial assets:
Cash and cash equivalents	$ 22,820,300		$ 32,385,376		$ 39,792,733	$ 19,205,184	$ 22,820,300	$ 32,385,376	$ 22,820,300	$ 32,385,376
Time deposits	11,339,515	70,472,817					11,339,515		11,339,515
Restricted cash	4,013,565	24,943,500	14,592,289	90,640,000			4,013,565	14,592,289	4,013,565	14,592,289
Available-for-sale investments	1,050,500		17,153				1,050,500	17,153	1,050,500	17,153
Accounts and bills receivable, net	21,216,884		19,713,608				21,216,884	19,713,608	21,216,884	19,713,608
Financial assets included in deposits and other assets							586,022	3,846,653	586,022	3,846,653
Amount due from a related party	12,569		18,841				12,569	18,841	12,569	18,841
Current financial assets							61,039,355	70,573,920	61,039,355	70,573,920
Non-current financial assets:
Available-for-sale investments			1,045,200				0	1,045,200	0	1,045,200
Total financial assets							61,039,355	71,619,120	61,039,355	71,619,120
Current financial liabilities:
Short term bank loans	7,279,629		4,826,241				7,279,629	4,826,241	7,279,629	4,826,241
Accounts payable	12,520,080		7,134,526				12,520,080	7,134,526	12,520,080	7,134,526
Accrued salaries, allowances and other employee benefits	2,980,622		4,367,642				2,980,622	4,367,642	2,980,622	4,367,642
Other accrued liabilities	5,720,757		9,643,638				5,720,757	9,643,638	5,720,757	9,643,638
Total financial liabilities							$ 28,501,088	$ 25,972,047	$ 28,501,088	$ 25,972,047